Note 11 - Other Borrowings (Details) - Other Borrowings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Weighted-average interest rate	1.65%	1.77%
Other borrowings	$ 9,939	$ 10,624
Fixed Rate Amortizing [Member]
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Maturity range, minimum	Jul. 01, 2017
Maturity range, maximum	Oct. 01, 2028
Weighted-average interest rate	4.02%
Other borrowings	$ 1,691	2,376
Junior Subordinated Debt [Member]
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Maturity range, minimum	Dec. 21, 2037
Maturity range, maximum	Dec. 21, 2037
Weighted-average interest rate	1.95%
Other borrowings	$ 8,248	$ 8,248
Minimum [Member] | Fixed Rate Amortizing [Member]
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate range	2.99%
Minimum [Member] | Junior Subordinated Debt [Member]
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate range	1.90%
Maximum [Member] | Fixed Rate Amortizing [Member]
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate range	4.47%
Maximum [Member] | Junior Subordinated Debt [Member]
Note 11 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate range	1.99%